Business Combinations (Fiscal Year 2013 Narrative) (Details)	1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Aug. 31, 2013 CHF (SFr)	Aug. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 30, 2013 USD ($)	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Aug. 31, 2013 USD ($)	Jan. 01, 2011 USD ($)
Business Acquisition [Line Items]
Business combination payments, net of cash acquired								$ 3,252,000,000	$ 147,000,000	$ 292,000,000
Spinal Modulation [Member]
Business Acquisition [Line Items]
Business combination payments, net of cash acquired						$ 0
Contingent consideration						0
Total consideration						$ 124,000,000
Voting equity interest						19.00%
Remeasured fair value						$ 0
Acquisition of controlling ownership interest						40,000,000
Debt financing						0
CardioMEMS, Inc [Member]
Business Acquisition [Line Items]
Business combination payments, net of cash acquired							$ 0
Contingent consideration							0
Total consideration							143,000,000
Voting equity interest												19.00%
Remeasured fair value							31,000,000
Acquisition of controlling ownership interest							0					$ 60,000,000
Additional payment for acquisition												$ 375,000,000
Debt financing					$ 9,000,000		28,000,000
Remeasurement loss							29,000,000
Developed Technology Rights [Member] | Spinal Modulation [Member]
Business Acquisition [Line Items]
Intangible assets						$ 7,000,000
Weighted average useful life						12 years
In Process Research and Development [Member] | Spinal Modulation [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets						$ 45,000,000
In Process Research and Development [Member] | CardioMEMS, Inc [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets							$ 63,000,000
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Payment of contingent consideration									155,000,000
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member] | Spinal Modulation [Member]
Business Acquisition [Line Items]
Payment of contingent consideration									0
Endosense S.A. [Member]
Business Acquisition [Line Items]
Business combination payments, net of cash acquired			SFr 160,000,000	$ 171,000,000
Additional cash payment | SFr			SFr 150,000,000
Contingent consideration											$ 132,000,000
Total consideration											303,000,000
Reclassification of acquired in process research and development from indefinite-lived to definite-lived				33,000,000
Remeasured fair value				0
Acquisition of controlling ownership interest											0
Debt financing				$ 0
Endosense S.A. [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets											20,000,000
Weighted average useful life			7 years	7 years
Endosense S.A. [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets											$ 33,000,000
Endosense S.A. [Member] | Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Payment of contingent consideration	$ 155,000,000								155,000,000
Nanostim [Member]
Business Acquisition [Line Items]
Business combination payments, net of cash acquired		$ 121,000,000
Additional cash payment		65,000,000
Contingent consideration		56,000,000
Total consideration		$ 210,000,000
Voting equity interest		18.00%
Remeasured fair value		$ 33,000,000
Acquisition of controlling ownership interest		0
Debt financing		0
Nanostim [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible assets		$ 34,000,000
Weighted average useful life		10 years
Nanostim [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 27,000,000
Nanostim [Member] | Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Payment of contingent consideration									$ 0
Spinal Modulation [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets						$ 45,000,000